Goodwill and other intangible assets - Changes in goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill
Goodwill, at cost			$ 9,689
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	$ 9,501	$ 9,671
Goodwill acquired during the year	1,337	12	34
Goodwill allocated to disposals	(2)
Goodwill allocated to assets held for sale		(105)
Exchange rate differences and other	363	(77)
Goodwill at the closing balance	11,199	9,501	9,671
Electrification Products
Goodwill
Goodwill, at cost			2,824
Goodwill at the opening balance	2,805	2,824
Exchange rate differences and other	164	(19)
Goodwill at the closing balance	2,969	2,805	2,824
Robotics and Motion
Goodwill
Goodwill, at cost			3,557
Goodwill at the opening balance	3,536	3,557
Goodwill acquired during the year	4	12
Exchange rate differences and other	67	(33)
Goodwill at the closing balance	3,607	3,536	3,557
Industrial Automation
Goodwill
Goodwill, at cost			1,606
Goodwill at the opening balance	1,592	1,606
Goodwill acquired during the year	1,263
Goodwill allocated to disposals	(1)
Exchange rate differences and other	85	(14)
Goodwill at the closing balance	2,939	1,592	1,606
Power Grids
Goodwill
Goodwill, at cost			1,558
Goodwill at the opening balance	1,547	1,558
Goodwill acquired during the year	70
Exchange rate differences and other	46	(11)
Goodwill at the closing balance	1,663	1,547	1,558
Corporate and Other
Goodwill
Goodwill, at cost			144
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	21	126
Goodwill allocated to disposals	(1)
Goodwill allocated to assets held for sale		(105)
Exchange rate differences and other	1
Goodwill at the closing balance	$ 21	$ 21	$ 126